UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09925
                                                     ---------

                             Golden Gate Fund, Inc.
                             ----------------------
               (Exact name of registrant as specified in charter)

                     100 Larkspur Landing Circle, Suite 102
                          Larkspur, California  94939
                          ---------------------------
              (Address of principal executive offices) (Zip code)

                                 Bruce J. Raabe
                             Collins & Company, LLC
                     100 Larkspur Landing Circle, Suite 102
                              Larkspur, CA  94939
                              -------------------
                    (Name and address of agent for service)

                                 (415)925-4000
                                 -------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30
                         -------

Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

Item 1. Schedule of Investments.

                             GOLDEN GATE FUND, INC.
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                  (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                              -----

LONG-TERM INVESTMENTS - 95.1% (A)<F2>
COMMON STOCKS - 91.8% (A)<F2>

            BANKS - 3.7%
   1,500    Wells Fargo & Co.                                       $   89,445

            BIOTECHNOLOGY - 3.1%
   1,500    BIO-RAD LABORATORIES, INC.*<F1>                             76,650

            COMMERCIAL SERVICES - 3.3%
   3,200    McKesson Corp.                                              82,080

            COMPUTERS - 6.6%
   4,000    Hewlett-Packard Co.                                         75,000
   3,000    SanDisk Corp.*<F1>                                          87,360
                                                                    ----------
                                                                       162,360

            ELECTRONICS - 4.0%
   6,000    Sonic Solutions*<F1>                                        97,920

            FOOD-RETAIL - 2.5%
   3,200    Safeway Inc.*<F1>                                           61,792

            HEALTHCARE-PRODUCTS - 10.6%
   7,400    Conceptus Inc.*<F1>                                         68,598
   1,600    The Cooper Companies, Inc.                                 109,680
   4,000    Laserscope*<F1>                                             81,080
                                                                    ----------
                                                                       259,358

            HOUSEHOLD PRODUCTS/WARE - 3.6%
   1,650    CLOROX CO.                                                  87,945

            INSURANCE - 4.1%
   2,500    The PMI Group, Inc.                                        101,450

            INTERNET - 6.8%
   4,800    Netflix Inc.*<F1>                                           74,016
   4,200    WebEx Communications, Inc.*<F1>                             91,644
                                                                    ----------
                                                                       165,660

            NETWORKING PRODUCTS - 3.0%
   4,000    Cisco Systems Inc.*<F1>                                     72,400

            OIL & GAS PRODUCERS - 4.4%
   2,000    ChevronTexaco Corp.                                        107,280

            RETAIL - 11.1%
   2,600    Cost Plus, Inc. - California*<F1>                           91,988
   4,000    The Gap, Inc.                                               74,800
   2,800    Williams-Sonoma, Inc.*<F1>                                 105,140
                                                                    ----------
                                                                       271,928

            SAVINGS & LOANS - 3.6%
     800    GOLDEN WEST FINANCIAL CORP.                                 88,760

            SEMICONDUCTORS - 3.2%
   3,950    Intel Corp.                                                 79,237

            SOFTWARE - 11.7%
   3,625    Fair Isaac Corp.                                           105,850
   2,000    Intuit Inc.*<F1>                                            90,800
   8,000    Oracle Corp.*<F1>                                           90,240
                                                                    ----------
                                                                       286,890
            TELECOMMUNICATIONS - 3.5%
   5,250    UTStarcom, Inc.*<F1>                                        84,578

            TOYS/GAMES/HOBBIES - 3.0%
   3,600    Leapfrog Enterprises, Inc.*<F1>                             72,900
                                                                    ----------
            Total common stocks
              (cost $2,302,601)                                      2,248,633

REITS - 3.3% (A)<F2>
   2,700    Bedford Property Investors, Inc.                            81,918
                                                                    ----------
            Total reits (cost $78,246)                                  81,918
                                                                    ----------
            Total long-term
              investments (cost $2,380,847)                          2,330,551

SHORT-TERM INVESTMENTS - 3.5% (A)<F2>

            VARIABLE RATE DEMAND NOTE - 3.5%
 $84,954    U.S. Bank, N.A., 1.59%                                      84,954
                                                                    ----------
            Total short-term
              investments (cost $84,954)                                84,954
                                                                    ----------
            Total investments
              (cost $2,465,801) - 98.6%                              2,415,505
            Cash and receivables, less
              liabilities 1.4% (A)<F2>                                  35,434
                                                                    ----------
            TOTAL NET ASSETS - 100.0%                               $2,450,939
                                                                    ----------
                                                                    ----------

  *<F1>  Non-income producing security.
(A)<F2>  Percentages for the various classifications relate to net assets.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Golden Gate Fund, Inc.
                  ----------------------

     By (Signature and Title)      /s/ Bruce J. Raabe
                                   ---------------------------
                                   Bruce J. Raabe, President

     Date   October 22, 2004
            ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Bruce J. Raabe
                                   ---------------------------
                                   Bruce J. Raabe, President

     Date   October 22, 2004
            ----------------

     By (Signature and Title)      /s/ Bruce J. Raabe
                                   ------------------------
                                   Bruce J. Raabe, Treasurer

     Date   October 22, 2004
            ----------------